Other Reserves (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Reserves Within Equity [Abstract]
Summary of Other Reserves

Other reserves consist of the following (in thousands):

	Warrant reserve	Changes in ownership	Share based payments	Cashflow hedge reserve	Merger relief reserve	Time value reserve	Other	Total other reserves
At January 1, 2019	$747	$(8,666)	$72,796	$436	$2,161	$—	$—	$67,474
Shares issued - acquisition of a subsidiary	-	-	-	-	393,853	-	-	393,853
Movement in cash flow hedge reserve	-	-	-	(3,527)	-	-	-	(3,527)
Loss transferred to the cost of inventory	-	-	-	142	-	-	-	142
Share-based payments - equity-settled	-	-	76,383	-	-	-	-	76,383
Share-based payments - reverse vesting shares(1)	-	-	(62,834)	-	-	-	-	(62,834)
Exercise of warrants	(747)	-	-	-	-	-	-	(747)
Transaction with non-controlling interests	-	-	-	-	-	-	(101,311)	(101,311)
Impairment loss on revaluation of investments	-	-	-	-	-	-	(100)	(100)
Remeasurement loss on legally required severance plan	-	-	-	-	-	-	(58)	(58)
At December 31, 2019	-	(8,666)	86,345	(2,949)	396,014	-	(101,469)	369,275
Movement in cash flow hedge reserve	-	-	-	13,385	-	2,552	-	15,937
Gain transferred to the cost of inventory	-	-	-	(1,213)	-	-	-	(1,213)
Shares issued - acquisition of a subsidiary	-	-	-	-	4,808	-	-	4,808
Remeasurement loss on severance plan	-	-	-	-	-	-	(24)	(24)
Share-based payment - reverse vesting shares	-	-	26,092	-	-	-	-	26,092
Share-based payment - equity-settled	-	-	52,690	-	-	-	-	52,690
At December 31, 2020	-	(8,666)	165,127	9,223	400,822	2,552	(101,493)	467,565
Movement in cash flow hedge reserve	-	-	-	(24,776)	-	(2,552)	-	(27,328)
Loss transferred to the cost of inventory	-	-	-	2,066	-	-	-	2,066
Share-based payment - reverse vesting shares	-	-	(24,486)	-	-	-	-	(24,486)
Share-based payment - equity-settled	-	-	61,282	-	-	-	-	61,282
Non-controlling interest put option	-	-	-	-	-	-	(150,070)	(150,070)
Farfetch China Holdings Limited put call option	-	-	-	-	-	-	(744,163)	(744,163)
Capital contribution from non-controlling interests	-	-	-	-	-	-	488,863	488,863
Acquisition of non-controlling interest	-	-	-	-	-	-	(11,613)	(11,613)
Other	-	-	-	-	-	-	(2,596)	(2,596)
At December 31, 2021	$-	$(8,666)	$201,923	$(13,487)	$400,822	$-	$(521,072)	$59,520